Vessels, net - Additional Information (Details) $ in Thousands		1 Months Ended	6 Months Ended
	May 02, 2023 USD ($) m³	Sep. 30, 2022 m³	Jun. 30, 2023 USD ($) vessel business m³	Dec. 31, 2022 USD ($) vessel
Property, Plant and Equipment [Line Items]
Net book value of vessels			$ 1,810,517	$ 1,692,494
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Navigator Orion [Member]
Property, Plant and Equipment [Line Items]
Vessels cargo capacity (in cbm) | m³	22,085
Disposal of vessel	$ 20,900
2018-built ethylene [Member]
Property, Plant and Equipment [Line Items]
Vessels cargo capacity (in cbm) | m³		17,000
2019-built ethylene [Member]
Property, Plant and Equipment [Line Items]
Vessels cargo capacity (in cbm) | m³		22,000
2023 Acquisitions
Property, Plant and Equipment [Line Items]
Aggregate consideration			191,700
Drawdown on secured term loan			123,500
Equity contribution			27,300
Payments from available cash on hand			$ 40,900
2023 Acquisitions | 2018-built ethylene [Member]
Property, Plant and Equipment [Line Items]
Number of vessels acquired | business			1
Vessels cargo capacity (in cbm) | m³			17,000
2023 Acquisitions | 2019-built ethylene [Member]
Property, Plant and Equipment [Line Items]
Number of vessels acquired | business			3
Vessels cargo capacity (in cbm) | m³			22,000
Variable Interest Entity, Primary Beneficiary [Member]
Property, Plant and Equipment [Line Items]
Cost of vessels			$ 83,600	83,600
Net book value of vessels			64,400	66,100
Collateralized Loan Obligations [Member]
Property, Plant and Equipment [Line Items]
Net book value of vessels			$ 1,504,000	$ 1,420,900
Time Charter Agreements [Member]
Property, Plant and Equipment [Line Items]
Number of vessels contracted | vessel			32	34
Cost of vessels			$ 1,677,800	$ 1,776,000
Net book value of vessels			$ 1,198,200	$ 1,236,000